UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [ X]; Amendment Number: 2
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Koch Industries, Inc.
Address: 4111 East 37th Street North
         Wichita, Kansas  67220

13F File Number:  28-10337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Dinkel
Title:     Controller
Phone:     316-828-6486

Signature, Place, and Date of Signing:

  /S/   Richard Dinkel     Wichita, Kansas     August 17, 2005


The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities, exercises investment discretion with respect to such securities or is a member of any group with respect to such securities.


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


THIS AMENDMENT IS BEING FILED TO REDUCE CERTAIN SECURITY POSITIONS PREVIOUSLY REPORTED BY KOCH INDUSTRIES, INC. THE SECURITY POSITIONS REPORTED IN THIS AMENDMENT SHOW THE AGGREGATE HOLDINGS IN EACH OF
THE SPECIFIED SECURITIES AND REPLACE IN THEIR ENTIRETY THE AMOUNTS PREVIOUSLY SHOWN ON THE FORM 13F ORIGINALLY FILED BY KOCH INDUSTRIES, INC. FOR EACH OF THESE SPECIFIC SECURITIES.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     6

Form13F Information Table Value Total:     $1514 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number     Name

01   28-10645            Oasis Capital Markets LP


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COMTECH TELECOMMUNICATIONS     COMMON STOCK     205826209      210     9050 SH       DEFINED 1                9050        0        0
DIEBOLD INC COM                COMMON STOCK     253651103      253     5250 SH       DEFINED 1                5250        0        0
FANNIE MAE COM STK             COMMON STOCK     313586109      279     3750 SH       DEFINED 1                3750        0        0
INTRADO INC (EX SCC COMMUNICAT COMMON STOCK     46117A100      284    14650 SH       DEFINED 1               14650        0        0
PROQUEST CO (EX BELL  & HOWELL COMMON STOCK     74346P102      284     9750 SH       DEFINED 1                9750        0        0
SHIRE PHARMACEUTICAL GROUP PLC ADRS STOCKS      82481R106      204     6950 SH       DEFINED 1                6950        0        0